PROPERTY AND EQUIPMENT - TABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment
Less accumulated depreciation and amortization		$ (3,218)	$ (2,682)
Property and equipment, net	$ 190	510	938
Computer software and hardware
Property and equipment
Gross property and equipment		606	562
Research and lab equipment
Property and equipment
Gross property and equipment		1,895	1,874
Leasehold improvements
Property and equipment
Gross property and equipment		431	392
Office equipment
Property and equipment
Gross property and equipment		$ 796	$ 792